SELLING AND MARKETING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Selling And Marketing Expenses
SCHEDULE OF SELLING AND MARKETING EXPENSES

	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Marketing expenses	507	433	461
Salaries and related expenses	398	176	-
Share based compensation	76	28	108
Travel expenses	8	24	-
Other	3	-	-
Total	992	661	569